Annual Fund Operating Expenses - Class A C I R R6 T and W Shares - Voya Small Company Fund	Sep. 30, 2021
Operating Expenses:
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class A
Operating Expenses:
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.48%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.35%
Class C
Operating Expenses:
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	2.23%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	2.10%
Class I
Operating Expenses:
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.24%
Waivers and Reimbursements	(0.20%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.04%
Class R
Operating Expenses:
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.73%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.60%
Class R6
Operating Expenses:
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.05%
Waivers and Reimbursements	(0.02%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.03%
Class T
Operating Expenses:
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.48%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.35%
Class W
Operating Expenses:
Management Fees	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.23%
Waivers and Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.10%

[1]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 1.25%, 1.75%, 1.04%, 1.50% and 1.25% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2022. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 1.04%, 1.60%, 1.04%, 1.35% and 1.10% for Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares, respectively, through October 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive 0.02% of the management fee through October 1, 2022. Termination or modification of these obligations requires approval by the Fund’s board.